INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective income tax rate	26.60%	0.00%	0.00%	4.30%	0.00%
Effective income tax rate fair value of warrant liabilities				21.00%
Valuation allowance					$ 134,787